Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Emerging Markets Fund, Inc.
Entity Central Index Key	0000849402
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000198223
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$104	0.81%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K Shares  returned 56.25%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

In terms of countries, Taiwan and South Korea made the largest contribution to absolute performance. At the sector level, information technology and industrials were the primary contributors. Taiwan Semiconductor Manufacturing Co., Ltd. and the South Korean memory-chip leader SK Hynix, Inc. were the largest contributors among the Fund’s individual holdings. Both stocks were boosted by high demand for AI chips and the companies’ dominance in advanced semiconductor manufacturing and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had no impact on performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

With respect to countries, India and the Philippines were the largest detractors. Consumer discretionary and consumer staples were the primary detractors at the sector level. In terms of individual holdings, the Chinese energy drink company Eastroc Beverage Co., Ltd. was the largest detractor. The decline was primarily driven by a valuation de-rating and moderating growth expectations. The internet company Sea Ltd. also hurt absolute performance. The weakness was primarily driven by valuation compression following a strong rally, together with investor concerns about the company’s profit-margin sustainability.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	56.25%	3.62%	10.33%
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,096,875,849
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 16,008,126
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
11.4%
Samsung Electronics Co. Ltd...
5.6
Tencent Holdings Ltd...
4.9
SK Hynix, Inc...
4.8
SK Square Co. Ltd...
4.0
Elite Material Co. Ltd...
3.5
Wiwynn Corp...
2.6
Delta Electronics, Inc...
2.6
OTP Bank Nyrt...
2.3
Alibaba Group Holding Ltd...
2.2
Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
24.4%
South Korea...
18.5
China...
18.2
India...
8.1
Brazil...
3.1
Mexico...
2.4
Hungary...
2.3
South Africa...
2.2
Canada...
1.9
Saudi Arabia...
1.8
OtherFootnote Reference(b)...
9.2
Short-Term Securities...
6.8
Other Assets Less Liabilities...
1.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000005817
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$111	0.86%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional Shares  returned 56.17%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

In terms of countries, Taiwan and South Korea made the largest contribution to absolute performance. At the sector level, information technology and industrials were the primary contributors. Taiwan Semiconductor Manufacturing Co., Ltd. and the South Korean memory-chip leader SK Hynix, Inc. were the largest contributors among the Fund’s individual holdings. Both stocks were boosted by high demand for AI chips and the companies’ dominance in advanced semiconductor manufacturing and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had no impact on performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

With respect to countries, India and the Philippines were the largest detractors. Consumer discretionary and consumer staples were the primary detractors at the sector level. In terms of individual holdings, the Chinese energy drink company Eastroc Beverage Co., Ltd. was the largest detractor. The decline was primarily driven by a valuation de-rating and moderating growth expectations. The internet company Sea Ltd. also hurt absolute performance. The weakness was primarily driven by valuation compression following a strong rally, together with investor concerns about the company’s profit-margin sustainability.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	56.17%	3.57%	10.29%
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,096,875,849
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 16,008,126
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
11.4%
Samsung Electronics Co. Ltd...
5.6
Tencent Holdings Ltd...
4.9
SK Hynix, Inc...
4.8
SK Square Co. Ltd...
4.0
Elite Material Co. Ltd...
3.5
Wiwynn Corp...
2.6
Delta Electronics, Inc...
2.6
OTP Bank Nyrt...
2.3
Alibaba Group Holding Ltd...
2.2
Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
24.4%
South Korea...
18.5
China...
18.2
India...
8.1
Brazil...
3.1
Mexico...
2.4
Hungary...
2.3
South Africa...
2.2
Canada...
1.9
Saudi Arabia...
1.8
OtherFootnote Reference(b)...
9.2
Short-Term Securities...
6.8
Other Assets Less Liabilities...
1.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000005814
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$143	1.11%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares  returned 55.81%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

In terms of countries, Taiwan and South Korea made the largest contribution to absolute performance. At the sector level, information technology and industrials were the primary contributors. Taiwan Semiconductor Manufacturing Co., Ltd. and the South Korean memory-chip leader SK Hynix, Inc. were the largest contributors among the Fund’s individual holdings. Both stocks were boosted by high demand for AI chips and the companies’ dominance in advanced semiconductor manufacturing and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had no impact on performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

With respect to countries, India and the Philippines were the largest detractors. Consumer discretionary and consumer staples were the primary detractors at the sector level. In terms of individual holdings, the Chinese energy drink company Eastroc Beverage Co., Ltd. was the largest detractor. The decline was primarily driven by a valuation de-rating and moderating growth expectations. The internet company Sea Ltd. also hurt absolute performance. The weakness was primarily driven by valuation compression following a strong rally, together with investor concerns about the company’s profit-margin sustainability.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	55.81%	3.32%	9.99%
Investor A Shares (with sales charge)...
	47.63	2.21	9.40
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,096,875,849
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 16,008,126
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
11.4%
Samsung Electronics Co. Ltd...
5.6
Tencent Holdings Ltd...
4.9
SK Hynix, Inc...
4.8
SK Square Co. Ltd...
4.0
Elite Material Co. Ltd...
3.5
Wiwynn Corp...
2.6
Delta Electronics, Inc...
2.6
OTP Bank Nyrt...
2.3
Alibaba Group Holding Ltd...
2.2
Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
24.4%
South Korea...
18.5
China...
18.2
India...
8.1
Brazil...
3.1
Mexico...
2.4
Hungary...
2.3
South Africa...
2.2
Canada...
1.9
Saudi Arabia...
1.8
OtherFootnote Reference(b)...
9.2
Short-Term Securities...
6.8
Other Assets Less Liabilities...
1.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000005816
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$237	1.86%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor C Shares  returned 54.55%.

  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.

What contributed to performance?

In terms of countries, Taiwan and South Korea made the largest contribution to absolute performance. At the sector level, information technology and industrials were the primary contributors. Taiwan Semiconductor Manufacturing Co., Ltd. and the South Korean memory-chip leader SK Hynix, Inc. were the largest contributors among the Fund’s individual holdings. Both stocks were boosted by high demand for AI chips and the companies’ dominance in advanced semiconductor manufacturing and high-bandwidth memory.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had no impact on performance. The Fund's cash position had no material impact on performance.

What detracted from performance?

With respect to countries, India and the Philippines were the largest detractors. Consumer discretionary and consumer staples were the primary detractors at the sector level. In terms of individual holdings, the Chinese energy drink company Eastroc Beverage Co., Ltd. was the largest detractor. The decline was primarily driven by a valuation de-rating and moderating growth expectations. The internet company Sea Ltd. also hurt absolute performance. The weakness was primarily driven by valuation compression following a strong rally, together with investor concerns about the company’s profit-margin sustainability.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	54.55%	2.54%	9.32%
Investor C Shares (with sales charge)...
	53.55	2.54	9.32
MSCI Emerging Markets Index (Net)...
	46.68	6.05	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 2,096,875,849
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 16,008,126
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Holdings [Text Block]

Ten largest holdings

Geographic allocation

Table Summary
SecurityFootnote Reference(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd...
11.4%
Samsung Electronics Co. Ltd...
5.6
Tencent Holdings Ltd...
4.9
SK Hynix, Inc...
4.8
SK Square Co. Ltd...
4.0
Elite Material Co. Ltd...
3.5
Wiwynn Corp...
2.6
Delta Electronics, Inc...
2.6
OTP Bank Nyrt...
2.3
Alibaba Group Holding Ltd...
2.2
Table Summary
Country/Geographic Region	Percent of Net Assets
Taiwan...
24.4%
South Korea...
18.5
China...
18.2
India...
8.1
Brazil...
3.1
Mexico...
2.4
Hungary...
2.3
South Africa...
2.2
Canada...
1.9
Saudi Arabia...
1.8
OtherFootnote Reference(b)...
9.2
Short-Term Securities...
6.8
Other Assets Less Liabilities...
1.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.